Leases - Supplemental Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Assets and Liabilities, Lessee [Abstract]
Operating leases right-of-use assets	$ 1.4		$ 1.4		$ 1.6
Operating lease liability, current [extensible list]	Other current liabilities		Other current liabilities		Other current liabilities
Operating lease liability, current	$ 0.5		$ 0.5		$ 0.5
Operating Lease noncurrent, [Extensible List]	Other Liabilities, Noncurrent		Other Liabilities, Noncurrent		Other Liabilities, Noncurrent
Non-current operating lease liabilities	$ 0.9		$ 0.9		$ 1.1
Components of Lease Cost [Abstract]
Operating lease expense	3.8	$ 2.9	7.3	$ 5.8
Rig operating and maintenance expenses
Components of Lease Cost [Abstract]
Operating lease expense	3.3	2.6	6.3	4.9
General and administrative expenses
Components of Lease Cost [Abstract]
Operating lease expense	$ 0.5	$ 0.3	$ 1.0	$ 0.9